Dividend Declared	6 Months Ended
Jun. 30, 2011
Dividend Declared
Dividend Declared

8. Dividend Declared

        On June 8, 2011 the Company and Parent's Boards of Directors declared a dividend of $0.12 per share to the Parent's shareholders of record on June 10, 2011 and a $0.12 per share distribution to be paid to the holders of vested options on the Parent's stock as of June 10, 2011 subject to the consummation of the note offering which occurred on June 17, 2011 (see Note 9, Long-term Debt) and payable on July 1, 2011.

        Also on June 8, 2011, the Boards of Directors declared a distribution of $0.12 per option to holders of outstanding options on the Parent's stock on June 10, 2011 that are scheduled to vest on December 31, 2011, 2012, 2013, 2014, and 2015.

        Our consolidated balance sheet as of June 30, 2011 reflects the decrease in shareholders' equity for dividends paid to Parent shareholders and vested option holders on July 1, 2011, as well as estimated amounts to be paid to holders of options expected to vest on December 31, 2011 though 2015 based on the an estimated option forfeiture rate of 2% annually. It also reflects the related current dividend payable and long-term dividend payable included in Payable to Parent.